UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-9819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)
P.O. Box 5049
Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Secretary	Timothy W. Diggins, Esq.
State Street Bank and Trust Company	Ropes & Gray LLP
4 Copley Place, 5th Floor	One International Place
Boston, Massachusetts 02116	Boston, Massachusetts 02110-2624
Registrant’s telephone number, including area code: (617) 662-1742
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.
State Street Equity 500 Index Portfolio
Portfolio of Investments
March 31, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — 95.1%
Consumer Discretionary — 9.9%
Abercrombie & Fitch Co. Class A	15,846	$723
Amazon.Com, Inc. (a)	58,392	7,926
Apollo Group, Inc. Class A (a)	23,129	1,418
AutoNation, Inc. (a)	16,963	307
AutoZone, Inc. (a)	5,464	946
Bed Bath & Beyond, Inc. (a)	45,645	1,997
Best Buy Co., Inc.	60,119	2,558
Big Lots, Inc. (a)	12,727	464
Carnival Corp.	74,750	2,906
CBS Corp. Class B	117,103	1,632
Coach, Inc.	52,628	2,080
Comcast Corp. Class A	484,848	9,125
D.R. Horton, Inc.	52,876	666
Darden Restaurants, Inc.	24,588	1,095
DeVry, Inc.	10,400	678
Direct TV. Class A (a)	159,177	5,382
Discovery Communications, Inc. Class A (a)	50,000	1,690
Eastman Kodak Co. (a)	54,482	315
eBay, Inc. (a)	192,303	5,183
Expedia, Inc.	38,815	969
Family Dollar Stores, Inc.	25,558	936
Ford Motor Co. (a)	575,198	7,230
Fortune Brands, Inc.	27,245	1,322
GameStop Corp. Class A (a)	26,800	587
Gannett Co., Inc.	42,074	695
Gap, Inc.	81,298	1,879
Genuine Parts Co.	26,009	1,099
Goodyear Tire & Rubber Co. (a)	42,357	535
H&R Block, Inc.	60,415	1,075
Harley-Davidson, Inc.	42,501	1,193
Harman International Industries, Inc. (a)	12,621	590
Hasbro, Inc.	20,925	801
Home Depot, Inc.	290,712	9,405
Host Hotels & Resorts, Inc.	112,521	1,648
International Game Technology	53,619	989
Interpublic Group of Cos., Inc. (a)	83,894	698
JC Penney Co., Inc.	40,010	1,287
Johnson Controls, Inc.	113,886	3,757
Kohl’s Corp. (a)	52,833	2,894
Lennar Corp. Class A	25,931	446
Limited Brands	45,467	1,119
Lowe’s Cos., Inc.	250,862	6,081
Macy’s, Inc.	72,423	1,577
Marriot International, Inc. Class A	45,350	1,429
Mattel, Inc.	61,476	1,398
McDonald’s Corp.	184,225	12,292
McGraw-Hill, Inc.	55,266	1,970
Meredith Corp.	7,889	271
New York Times Co. Class A (a)	22,922	255
Newell Rubbermaid, Inc.	50,693	771
News Corp. Class A	383,609	5,528
NIKE, Inc. Class B	66,352	4,877
Nordstrom, Inc.	29,533	1,206
O’Reilly Automotive, Inc. (a)	24,600	1,026
Office Depot, Inc. (a)	51,256	409
Omnicom Group, Inc.	54,641	2,121
Polo Ralph Lauren Corp.	10,615	903
Priceline.com, Inc. (a)	7,790	1,986
Pulte Homes, Inc. (a)	54,705	615
Radioshack Corp.	20,103	455
Ross Stores, Inc.	22,300	1,192
Scripps Networks Interactive, Inc. Class A	17,135	760
Sears Holdings Corp. (a)	8,174	886
Snap-On, Inc.	9,212	399
Stanley Black & Decker, Inc.	27,407	1,573
Staples, Inc.	125,733	2,941
Starbucks Corp. (a)	125,661	3,050
Starwood Hotels & Resorts Worldwide, Inc.	31,847	1,485
Target Corp.	128,316	6,749
Tiffany & Co.	22,880	1,087
Time Warner Cable, Inc.	60,771	3,240
Time Warner, Inc.	195,991	6,129
TJX Cos., Inc.	72,506	3,083
Urban Outfitters, Inc. (a)	23,900	909
V.F. Corp.	14,493	1,162
Viacom, Inc. Class B (a)	105,722	3,635
Walt Disney Co.	331,845	11,585
Washington Post Co. Class B	960	426
Whirlpool Corp.	13,661	1,192
Wyndham Worldwide Corp.	29,699	764
Wynn Resorts, Ltd.	12,300	933
Yum! Brands, Inc.	81,592	3,127

		189,722

Consumer Staples — 10.6%
Altria Group, Inc.	355,099	7,287
Archer-Daniels-Midland Co.	108,624	3,139
Avon Products, Inc.	73,360	2,485
Brown-Forman Corp. Class B	18,655	1,109
Campbell Soup Co.	34,065	1,204
Clorox Co.	24,143	1,548
Coca-Cola Co.	398,311	21,907
Coca-Cola Enterprises, Inc.	56,701	1,568
Colgate-Palmolive Co.	84,301	7,187
ConAgra Foods, Inc.	76,975	1,930
Constellation Brands, Inc. Class A (a)	37,426	615
Costco Wholesale Corp.	74,689	4,460
CVS Caremark Corp.	237,532	8,684
Dean Foods Co. (a)	33,458	525
Dr Pepper Snapple Group, Inc.	42,200	1,484
Estee Lauder Cos., Inc. Class A	20,952	1,359
General Mills, Inc.	57,532	4,073
H.J. Heinz Co.	55,669	2,539
Hormel Foods Corp.	13,400	563
Kellogg Co.	44,835	2,396
Kimberly-Clark Corp.	70,700	4,446

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
Kraft Foods, Inc. Class A	296,809	$8,975
Kroger Co.	111,576	2,417
Lorillard, Inc.	25,961	1,953
McCormick & Co., Inc.	23,953	919
Molson Coors Brewing Co., Class B	28,262	1,189
PepsiCo, Inc.	282,454	18,687
Philip Morris International, Inc.	325,299	16,968
Procter & Gamble Co.	501,519	31,731
Reynolds American, Inc.	28,087	1,516
Safeway, Inc.	64,664	1,608
Sara Lee Corp.	116,034	1,616
SuperValu, Inc.	34,848	581
Sysco Corp.	102,209	3,015
The Hershey Company	27,382	1,172
The J.M. Smucker Co.	20,260	1,221
Tyson Foods, Inc., Class A	51,235	981
Wal-Mart Stores, Inc.	368,702	20,500
Walgreen Co.	167,918	6,228
Whole Foods Market, Inc. (a)	27,733	1,003

		202,788

Energy — 10.4%
Anadarko Petroleum Corp.	83,926	6,112
Apache Corp.	57,325	5,819
Baker Hughes, Inc.	54,678	2,561
BJ Services Co.	47,948	1,026
Cabot Oil & Gas Corp.	17,300	637
Cameron International Corp. (a)	40,700	1,744
Chesapeake Energy Corp.	114,482	2,706
Chevron Corp. (b)	346,946	26,309
ConocoPhillips	254,630	13,030
Consol Energy, Inc.	29,973	1,279
Denbury Resources, Inc. (a)	69,800	1,178
Devon Energy Corp.	75,951	4,894
Diamond Offshore Drilling, Inc.	11,300	1,004
El Paso Corp.	119,792	1,299
EOG Resources, Inc.	42,817	3,979
EQT Corp.	23,600	968
ExxonMobil Corp. (b)	814,572	54,560
FMC Technologies, Inc. (a)	20,800	1,344
Halliburton Co.	153,834	4,635
Helmerich & Payne, Inc.	18,600	708
Hess Corp.	50,301	3,146
Marathon Oil Corp.	119,977	3,796
Massey Energy Co.	15,800	826
Murphy Oil Corp.	33,441	1,879
Nabors Industries, Ltd. (a)	48,204	946
National Oilwell Varco, Inc.	72,157	2,928
Noble Energy, Inc.	30,510	2,227
Occidental Petroleum Corp.	138,944	11,746
Peabody Energy Corp.	47,024	2,149
Pioneer Natural Resources Co.	19,600	1,104
Questar Corp.	29,768	1,286
Range Resources Corp.	28,700	1,345
Rowan Cos., Inc. (a)	19,620	571
Schlumberger, Ltd.	204,875	13,001
Smith International, Inc.	44,334	1,898
Southwestern Energy Co. (a)	59,400	2,419
Spectra Energy Corp.	113,998	2,568
Sunoco, Inc.	20,384	606
Tesoro Corp.	26,365	367
Valero Energy Corp.	98,009	1,931
Williams Cos., Inc.	102,568	2,369
XTO Energy, Inc.	99,152	4,678

		199,578

Financials — 16.4%
AFLAC, Inc.	81,990	4,451
Allstate Corp.	92,506	2,989
American Express Co.	204,464	8,436
American International Group, Inc. (a)	24,133	824
Ameriprise Financial, Inc.	42,707	1,937
AON Corp.	44,647	1,907
Apartment Investment & Management Co. Class A	21,052	388
Assurant, Inc.	20,831	716
AvalonBay Communities, Inc.	14,398	1,243
Bank of America Corp.	1,732,271	30,921
Bank of New York Mellon Corp.	205,985	6,361
BB&T Corp.	120,470	3,902
Berkshire Hathaway, Inc. Class B (a)	285,903	23,235
Boston Properties, Inc.	23,667	1,785
Capital One Financial Corp.	79,163	3,278
CB Richard Ellis Group, Inc. Class A (a)	47,275	749
Charles Schwab Corp.	169,993	3,177
Chubb Corp.	56,675	2,939
Cincinnati Financial Corp.	27,114	784
Citigroup, Inc. (a)	3,399,902	13,770
CME Group, Inc.	11,491	3,632
Comerica, Inc.	29,144	1,109
Developers Diversified Realty Corp.	1,532	19
Discover Financial Services	89,905	1,340
E*Trade Financial Corp. (a)	305,315	504
Equity Residential	48,157	1,885
Federated Investors, Inc. Class B	14,870	392
Fifth Third Bancorp	137,816	1,873
First Horizon National Corp. (a)	43,934	617
Franklin Resources, Inc.	25,580	2,837
Genworth Financial, Inc. Class A (a)	83,951	1,540
Goldman Sachs Group, Inc.	91,034	15,533
Hartford Financial Services Group, Inc.	65,497	1,861
HCP, Inc.	50,600	1,670
Health Care REIT, Inc.	20,800	941
Hudson City Bancorp, Inc.	84,392	1,195
Huntington Bancshares, Inc.	118,556	637
IntercontinentalExchange, Inc. (a)	12,580	1,411
Invesco Ltd.	71,100	1,558

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Financials — (continued)
J.P. Morgan Chase & Co.	686,015	$30,699
Janus Capital Group, Inc.	36,007	514
KeyCorp	155,975	1,209
Kimco Realty Corp.	71,369	1,116
Legg Mason, Inc.	27,042	775
Leucadia National Corp. (a)	35,436	879
Lincoln National Corp.	51,992	1,596
Loews Corp.	62,531	2,331
M & T Bank Corp.	14,137	1,122
Marsh & McLennan Cos., Inc.	92,753	2,265
Marshall & Ilsley Corp.	86,593	697
Mastercard, Inc. Class A	16,400	4,166
MetLife, Inc.	139,596	6,050
Moody’s Corp.	34,766	1,034
Morgan Stanley	238,530	6,987
NASDAQ OMX Group, Inc. (a)	28,600	604
Northern Trust Corp.	42,506	2,349
NYSE Euronext	47,300	1,401
Paychex, Inc.	55,738	1,711
People’s United Financial, Inc.	60,400	945
PNC Financial Services Group, Inc.	88,017	5,255
Principal Financial Group, Inc.	52,991	1,548
Progressive Corp.	117,301	2,239
ProLogis	77,591	1,024
Prudential Financial, Inc.	79,039	4,782
Public Storage, Inc.	23,587	2,170
Regions Financial Corp.	206,189	1,619
Simon Property Group, Inc.	50,615	4,247
SLM Corp. (a)	80,454	1,007
State Street Corp. (c)	84,025	3,793
SunTrust Banks, Inc.	87,618	2,347
T. Rowe Price Group, Inc.	45,275	2,487
Torchmark Corp.	15,021	804
Total System Services, Inc.	37,775	592
Travelers Cos., Inc.	87,304	4,709
U.S. Bancorp	326,952	8,461
Unum Group	60,129	1,489
Ventas, Inc.	26,700	1,268
Visa, Inc.	76,100	6,927
Vornado Realty Trust	26,914	2,037
Wells Fargo Co.	894,749	27,845
Western Union Co.	116,685	1,979
XL Capital, Ltd. Class A	58,768	1,111
Zions Bancorp	25,453	555

		313,091

Health Care — 11.4%
Abbott Laboratories	266,006	14,013
Aetna, Inc.	74,150	2,603
Allergan, Inc.	53,592	3,501
AmerisourceBergen Corp.	49,686	1,437
Amgen, Inc. (a)	167,436	10,006
Baxter International, Inc.	102,661	5,975
Becton, Dickinson & Co.	39,797	3,133
Biogen Idec, Inc. (a)	46,731	2,681
Boston Scientific Corp. (a)	265,834	1,919
Bristol-Myers Squibb Co.	292,716	7,816
C.R. Bard, Inc.	16,497	1,429
Cardinal Health, Inc.	63,757	2,297
CareFusion Corp. (a)	31,178	824
Celgene Corp. (a)	78,218	4,846
Cephalon, Inc. (a)	13,300	901
CIGNA Corp.	47,396	1,734
Coventry Health Care, Inc. (a)	26,203	648
DaVita, Inc. (a)	18,200	1,154
Dentsply International, Inc.	26,700	931
Eli Lilly & Co.	172,975	6,265
Express Scripts, Inc. (a)	46,799	4,762
Forest Laboratories, Inc. (a)	52,202	1,637
Genzyme Corp. (a)	45,792	2,373
Gilead Sciences, Inc. (a)	154,199	7,013
Hospira, Inc. (a)	29,203	1,654
Humana, Inc. (a)	29,307	1,371
Intuitive Surgical, Inc. (a)	6,700	2,332
Johnson & Johnson	475,149	30,980
King Pharmaceuticals, Inc. (a)	48,592	571
Laboratory Corp. of America Holdings (a)	18,422	1,395
Life Technologies Corp. (a)	30,687	1,604
McKesson Corp.	47,355	3,112
Mead Johnson Nutrition Co.	35,818	1,864
Medco Health Solutions, Inc. (a)	78,968	5,098
Medtronic, Inc.	188,778	8,501
Merck & Co., Inc.	538,370	20,108
Millipore Corp. (a)	9,335	986
Mylan, Inc. (a)	54,109	1,229
Patterson Cos., Inc.	18,294	568
Pfizer, Inc.	1,394,111	23,909
Quest Diagnostics, Inc.	27,100	1,580
St. Jude Medical, Inc. (a)	54,626	2,242
Stryker Corp.	48,689	2,786
Tenet Healthcare Corp. (a)	73,370	420
UnitedHealth Group, Inc.	197,396	6,449
Varian Medical Systems, Inc. (a)	20,360	1,127
Watson Pharmaceuticals, Inc. (a)	17,746	741
Wellpoint, Inc. (a)	75,438	4,857
Zimmer Holdings, Inc. (a)	37,152	2,199

		217,581

Industrials — 10.2%
3M Co.	121,672	10,168
Amphenol Corp. Class A	31,200	1,316
Avery Dennison Corp.	17,688	644
Boeing Co.	129,388	9,395
Caterpillar, Inc.	106,579	6,699
CH Robinson Worldwide, Inc.	29,061	1,623
Cintas Corp.	25,088	705
CSX Corp.	67,938	3,458
Cummins, Inc.	35,158	2,178
Danaher Corp.	45,686	3,651

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Industrials — (continued)
Deere & Co.	72,037	$4,283
Dover Corp.	30,895	1,444
Eaton Corp.	29,095	2,205
Emerson Electric Co.	128,248	6,456
Equifax, Inc.	22,083	791
Expeditors International Washington, Inc.	35,020	1,293
Fastenal Co.	22,500	1,080
FedEx Corp.	53,200	4,969
First Solar, Inc. (a)	8,670	1,063
Flir Systems, Inc. (a)	28,900	815
Flowserve Corp.	9,100	1,003
Fluor Corp.	32,260	1,500
General Dynamics Corp.	65,661	5,069
General Electric Co. (b)	1,842,033	33,525
Goodrich Co.	22,445	1,583
Honeywell International, Inc.	130,181	5,893
Illinois Tool Works, Inc.	67,271	3,186
Iron Mountain, Inc.	32,200	882
ITT Industries, Inc.	31,592	1,694
Jacobs Engineering Group, Inc. (a)	22,300	1,008
L-3 Communications Holdings, Inc.	20,303	1,860
Leggett & Platt, Inc.	27,098	586
Lockheed Martin Corp.	54,752	4,556
Masco Corp.	64,323	998
Monster Worldwide, Inc. (a)	22,609	376
Norfolk Southern Corp.	64,455	3,602
Northrop Grumman Corp.	52,311	3,430
PACCAR, Inc.	62,674	2,716
Pall Corp.	21,509	871
Parker-Hannifin Corp.	27,403	1,774
Pitney Bowes, Inc.	34,927	854
Precision Castparts Corp.	24,407	3,093
Quanta Services, Inc. (a)	33,400	640
R.R. Donnelley & Sons Co.	36,109	771
Raytheon Co.	65,582	3,746
Republic Services, Inc.	55,803	1,619
Robert Half International, Inc.	26,540	808
Rockwell Automation, Inc.	24,305	1,370
Rockwell Collins, Inc.	26,131	1,636
Roper Industries, Inc.	17,000	983
Ryder Systems, Inc.	7,921	307
Southwest Airlines Co.	123,586	1,634
Stericycle, Inc. (a)	14,800	807
Textron, Inc.	49,939	1,060
Thermo Fisher Scientific, Inc. (a)	71,324	3,669
Union Pacific Corp.	86,168	6,316
United Parcel Service, Inc. Class B	169,846	10,940
United Technologies Corp.	160,278	11,798
W.W. Grainger, Inc.	10,269	1,110
Waste Management, Inc.	81,839	2,818

		196,327

Information Technology — 16.9%
Adobe Systems, Inc. (a)	90,457	3,199
Advanced Micro Devices, Inc. (a)	99,186	919
Agilent Technologies, Inc. (a)	60,468	2,079
Akamai Technologies, Inc. (a)	30,124	946
Altera Corp.	52,854	1,285
Analog Devices, Inc.	53,269	1,535
AOL, Inc. (a)(d)	1	—
Apple, Inc. (a)	156,584	36,786
Applied Materials, Inc.	231,607	3,122
Autodesk, Inc. (a)	41,576	1,223
Automatic Data Processing, Inc.	88,117	3,919
BMC Software, Inc. (a)	31,221	1,186
Broadcom Corp. Class A	75,759	2,514
CA, Inc.	67,099	1,575
Cisco Systems, Inc. (a)	988,919	25,742
Citrix Systems, Inc. (a)	30,467	1,446
Cognizant Technology Solutions Corp. Class A (a)	51,184	2,609
Computer Sciences Corp. (a)	27,744	1,512
Compuware Corp. (a)	37,450	315
Corning, Inc.	265,276	5,361
Dell, Inc. (a)	292,450	4,390
Dun & Bradstreet Corp.	9,400	700
Electronic Arts, Inc. (a)	60,100	1,121
EMC Corp. (a)	350,084	6,316
Fidelity National Information Services, Inc.	58,077	1,361
Fiserv, Inc. (a)	26,452	1,343
Google, Inc. Class A (a)	41,790	23,695
Harris Corp.	23,700	1,126
Hewlett-Packard Co.	406,816	21,622
Intel Corp.	954,556	21,248
International Business Machines Corp.	224,342	28,772
Intuit, Inc. (a)	52,363	1,798
Jabil Circuit, Inc.	31,651	512
Juniper Networks, Inc. (a)	92,593	2,841
KLA-Tencor Corp.	30,605	946
Lexmark International Group, Inc. Class A (a)	12,642	456
Linear Technology Corp.	39,863	1,127
LSI Corp. (a)	114,762	702
McAfee, Inc. (a)	28,200	1,132
MEMC Electronic Materials, Inc. (a)	36,378	558
Microchip Technology, Inc.	32,489	915
Micron Technology, Inc. (a)	141,062	1,466
Microsoft Corp. (b)	1,317,035	38,550
Molex, Inc.	23,305	486
Motorola, Inc. (a)	398,665	2,799
National Semiconductor Corp.	42,096	608
NetApp, Inc. (a)	58,857	1,916
Novell, Inc. (a)	68,720	412
Novellus Systems, Inc. (a)	15,230	381
NVIDIA Corp. (a)	92,356	1,605
Oracle Corp.	675,862	17,363

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Information Technology — (continued)
PerkinElmer, Inc.	21,118	$505
QLogic Corp. (a)	17,922	364
QUALCOMM, Inc.	287,611	12,077
Red Hat, Inc. (a)	33,300	975
SAIC, Inc. (a)	54,800	970
Salesforce.com, Inc. (a)	19,700	1,467
SanDisk Corp. (a)	40,667	1,408
Symantec Corp. (a)	138,363	2,341
Tellabs, Inc.	73,830	559
Teradata Corp. (a)	28,920	836
Teradyne, Inc. (a)	28,149	314
Texas Instruments, Inc.	215,899	5,283
VeriSign, Inc. (a)	32,421	843
Waters Corp. (a)	15,265	1,031
Western Digital Corp. (a)	38,800	1,513
Xerox Corp.	231,901	2,261
Xilinx, Inc.	45,602	1,163
Yahoo!, Inc. (a)	207,219	3,425

		322,875

Materials — 3.4%
Air Products & Chemicals, Inc.	36,509	2,700
Airgas, Inc.	14,300	910
AK Steel Holding Corp.	20,000	457
Alcoa, Inc.	175,349	2,497
Allegheny Technologies, Inc.	17,228	930
Ball Corp.	17,262	921
Bemis Co., Inc.	21,162	608
CF Industries Holdings, Inc.	8,250	752
Cliffs Natural Resources, Inc.	23,400	1,660
Dow Chemical Co.	195,928	5,794
E.I. Du Pont de Nemours & Co.	154,012	5,735
Eastman Chemical Co.	12,204	777
Ecolab, Inc.	40,966	1,801
FMC Corp.	12,600	763
Freeport-McMoRan Copper & Gold, Inc. Class B	73,352	6,128
International Flavors & Fragrances, Inc.	13,031	621
International Paper Co.	75,811	1,866
MeadWestvaco Corp.	30,320	775
Monsanto Co.	93,055	6,646
Newmont Mining Corp.	85,806	4,370
Nucor Corp.	54,054	2,453
Owens-Illinois, Inc. (a)	30,400	1,080
Pactiv Corp. (a)	22,615	570
Plum Creek Timber Co., Inc.	29,311	1,141
PPG Industries, Inc.	28,971	1,895
Praxair, Inc.	52,011	4,317
Sealed Air Corp.	29,692	626
Sherwin-Williams Co.	15,296	1,035
Sigma-Aldrich Corp.	20,934	1,123
Titanium Metals Corp. (a)	16,600	275
United States Steel Corp.	23,778	1,510
Vulcan Materials Co.	22,561	1,066
Weyerhaeuser Co.	36,537	1,654

		65,456

Telecommunication Services — 2.7%
American Tower Corp. Class A (a)	68,000	2,897
AT&T, Inc.	1,019,350	26,340
CenturyTel, Inc.	52,073	1,847
Frontier Communications Corp.	60,384	449
JDS Uniphase Corp. (a)	42,723	535
MetroPCS Communications, Inc. (a)	51,700	366
Qwest Communications International, Inc.	245,690	1,282
Sprint Nextel Corp. (a)	520,165	1,977
Verizon Communications, Inc.	485,866	15,072
Windstream Corp.	77,313	842

		51,607

Utilities — 3.2%
AES Corp. (a)	115,195	1,267
Allegheny Energy, Inc.	28,359	652
Ameren Corp.	40,160	1,047
American Electric Power Co., Inc.	82,352	2,815
CenterPoint Energy, Inc.	66,311	952
CMS Energy Corp.	37,956	587
Consolidated Edison, Inc.	48,952	2,180
Constellation Energy Group, Inc.	34,214	1,201
Dominion Resources, Inc.	104,862	4,311
DTE Energy Co.	29,884	1,333
Duke Energy Corp.	228,320	3,726
Edison International	57,119	1,952
Entergy Corp.	32,498	2,644
Exelon Corp.	112,221	4,916
FirstEnergy Corp.	53,707	2,099
FPL Group, Inc.	72,021	3,481
Integrys Energy Group, Inc.	14,716	697
Nicor, Inc.	9,400	394
NiSource, Inc.	48,582	768
Northeast Utilities	32,000	885
NRG Energy, Inc. (a)	47,200	987
Oneok, Inc.	18,600	849
Pepco Holdings, Inc.	41,700	715
PG&E Corp.	63,926	2,712
Pinnacle West Capital Corp.	16,760	632
PPL Corp.	66,175	1,834
Progress Energy, Inc.	48,581	1,912
Public Service Enterprise Group, Inc.	87,024	2,569
SCANA Corp.	18,300	688
Sempra Energy	43,386	2,165
Southern Co.	139,443	4,624
TECO Energy, Inc.	34,951	555
Wisconsin Energy Corp.	20,100	993

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Utilities — (continued)
Xcel Energy, Inc.	79,151	$1,678

		60,820

TOTAL COMMON STOCKS (Cost $1,241,276,656)		1,819,845

	Par
	Amount
	(000)
U.S. GOVERNMENT SECURITIES — 0.4%
United States Treasury Bill(b)(e)(f) 0.12% due 06/03/10	$3,000	2,999
United States Treasury Bill(b)(e)(f) 0.14% due 06/17/10	3,715	3,714
United States Treasury Bill(b)(e)(f) 0.08% due 05/27/10	900	900

TOTAL U.S. GOVERNMENT SECURITIES (Cost $7,613,172)		7,613

	Shares
	(000)
MONEY MARKET FUNDS — 4.4%
AIM Short Term Investment Prime Portfolio	83,388	$83,388
Federated Money Market Obligations Trust	576	576

TOTAL MONEY MARKET FUNDS (Cost $83,963,659)		83,964

TOTAL INVESTMENTS(g)† — 99.9% (Identified Cost $1,332,853,487 (h))		1,911,422

Other Assets in Excess of Liabilities — 0.1%		1,958

NET ASSETS — 100.0%		$1,913,380

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010 was $668,290,717 and $89,721,947, respectively, resulting in net unrealized appreciation of investment of $578,568,770.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2010 (Unaudited)
The three tier hierarchy of inputs is summarized below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2010, in valuing the Portfolio’s assets carried at fair value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$1,903,809	$3,922

Level 2 – Other Significant Observable Inputs	7,613	—

Level 3 – Significant Unobservable Inputs	—	—

Total	$1,911,422	$3,922

*	Other financial instruments include futures contracts.
The level of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number	Unrealized
	of	Appreciation
	Contracts	(000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2010	1,642	$3,922

Total unrealized appreciation on open futures contracts purchased		$3,922

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2010 (Unaudited)
The Portfolio adopted provisions surrounding Disclosures about Derivative Instruments and Hedging Activities which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at March 31, 2010:
Asset Derivatives (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$3,922	$—	$—	$3,922
     Transactions in derivative instruments during the three months ended March 31, 2010, were as follows:
Realized Gain (amounts in thousands)

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	$—	$—	$—	$96	$—	$—	$96
Change in Appreciation (amounts in thousands)

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	$—	$—	$—	$3,376	$—	$—	$3,376
Affiliate Table
Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at March 31, 2010 is listed in the Portfolio of Investments.

						Income earned
		Shares purchased	Shares sold for		Value at	for the 3 months	Realized loss
Security	Number of shares	for the 3 months	the 3 months	Number of shares	3/31/10	ended 3/31/10	on shares sold
Description	held at 12/31/09	ended 3/31/10	ended 3/31/10	held at 3/31/10	(000)	(000)	(000)
State Street Corp.	90,925	—	6,900	84,025	$3,793	$1	$(163)

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.
STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
COMMERCIAL PAPER — 21.6%
Asset Backed Commercial Paper Credit Arbitrage — 4.7%
Aspen Funding Corp. (a)	0.243%	06/17/2010	$250,000,000	$249,871,667
Solitaire Funding LLC (a)	0.240%	04/06/2010	30,000,000	29,999,000
Solitaire Funding LLC (a)	0.240%	04/09/2010	160,000,000	159,991,467
Solitaire Funding LLC (a)	0.240%	05/25/2010	321,000,000	320,884,440
Solitaire Funding LLC (a)	0.260%	06/10/2010	73,000,000	72,963,094

				833,709,668

Asset Backed Commercial Paper Hybrid — 0.4%
Cancara Asset Securitization LLC (a)	0.250%	06/16/2010	75,000,000	74,960,417

Asset Backed Commercial Paper Receivables and Securities — 1.6%
Straight-A Funding (Series 1) (a)	0.190%	05/14/2010	201,032,000	200,986,377
Straight-A Funding (Series 1) (a)	0.190%	05/20/2010	90,587,000	90,563,573

				291,549,950

Bank Domestic — 3.4%
JPMorgan Chase & Co.	0.160%	04/05/2010	300,000,000	299,994,667
JPMorgan Chase & Co.	0.210%	07/06/2010	100,000,000	99,944,000
JPMorgan Chase Funding, Inc. (a)	0.290%	04/06/2010	200,000,000	199,991,944

				599,930,611

Bank Foreign — 7.4%
Australia & New Zealand Banking Group Ltd. (a)(b)	0.296%	04/23/2010	45,000,000	45,000,000
Australia & New Zealand Banking Group Ltd. (a)	0.195%	06/02/2010	125,000,000	124,958,021
Australia & New Zealand Banking Group Ltd. (a)	0.198%	06/18/2010	125,000,000	124,946,510
Banco Bilbao Vizcaya Argentaria/London (a)	0.280%	06/24/2010	250,000,000	249,836,666
BPCE (a)	0.284%	06/14/2010	150,000,000	149,913,667
Commonwealth Bank of Australia (a)	0.180%	05/10/2010	125,000,000	124,975,625
Commonwealth Bank of Australia (a)	0.243%	06/23/2010	50,000,000	49,972,333
DnB NOR Bank ASA (a)	0.190%	05/25/2010	75,000,000	74,978,625
Svenska Handelsbanken, Inc.	0.200%	06/01/2010	170,000,000	169,942,389
Westpac Banking Corp. (a)	0.300%	04/06/2010	200,000,000	199,991,667

				1,314,515,503

Finance Non-Captive Diversified — 4.1%
General Electric Capital Corp.	0.290%	07/19/2010	39,000,000	38,965,756
General Electric Capital Corp.	0.250%	07/22/2010	100,000,000	99,922,222
General Electric Capital Corp.	0.274%	07/28/2010	120,000,000	119,893,800
General Electric Capital Corp.	0.280%	08/05/2010	225,000,000	224,779,500
General Electric Co.	0.051%	04/01/2010	250,000,000	250,000,000

				733,561,278

TOTAL COMMERCIAL PAPER				3,848,227,427

EURO CERTIFICATES OF DEPOSIT — 6.9%
Bank Foreign — 6.9%
ING Bank NV	0.450%	04/12/2010	150,000,000	150,000,000
ING Bank NV	0.420%	04/19/2010	100,000,000	100,000,000
ING Bank NV	0.380%	04/27/2010	150,000,000	150,000,000
ING Bank NV	0.380%	05/18/2010	175,000,000	175,000,000
ING Bank NV	0.350%	06/07/2010	200,000,000	200,000,000
National Australia Bank Ltd.	0.200%	04/19/2010	300,000,000	300,000,375

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
EURO CERTIFICATES OF DEPOSIT — (continued)
Bank Foreign — (continued)
National Australia Bank Ltd.	0.245%	06/21/2010	$150,000,000	$150,000,843

TOTAL EURO CERTIFICATES OF DEPOSIT				1,225,001,218

YANKEE CERTIFICATES OF DEPOSIT — 54.5%
Bank Foreign — 54.5%
Banco Bilbao Vizcaya Argentaria SA	0.245%	06/02/2010	100,000,000	100,000,861
Bank of Montreal/Chicago	0.220%	04/05/2010	80,000,000	80,000,000
Bank of Montreal/Chicago	0.190%	04/22/2010	60,000,000	60,000,000
Bank of Montreal/Chicago	0.200%	05/11/2010	100,000,000	100,000,000
Bank of Montreal/Chicago	0.200%	05/11/2010	25,000,000	25,000,000
Bank of Montreal/Chicago	0.200%	05/19/2010	115,000,000	115,000,000
Bank of Montreal/Chicago	0.210%	06/11/2010	25,000,000	25,000,000
Bank of Nova Scotia	0.180%	04/05/2010	300,000,000	300,000,000
Bank of Nova Scotia	0.230%	06/24/2010	350,000,000	350,000,000
Bank of Nova Scotia/Houston (b)	0.250%	05/16/2010	38,000,000	38,000,000
Barclays Bank PLC NY (b)	0.648%	04/05/2010	100,000,000	100,000,000
Barclays Bank PLC NY (b)	0.360%	04/20/2010	450,000,000	450,000,000
Barclays Bank PLC NY	0.300%	07/16/2010	300,000,000	300,000,000
BNP Paribas NY	0.220%	04/07/2010	150,000,000	150,000,000
BNP Paribas NY	0.240%	06/07/2010	100,000,000	100,000,000
BNP Paribas NY	0.270%	08/02/2010	200,000,000	200,000,000
Canadian Imperial Bank of Commerce NY	0.180%	04/05/2010	600,000,000	600,000,000
Credit Agricole Corporate and Investment Bank NY (b)	0.328%	04/05/2010	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank NY	0.250%	06/24/2010	300,000,000	300,000,000
DnB NOR Bank ASA NY (b)	0.318%	04/06/2010	90,000,000	90,000,000
DnB NOR Bank ASA NY	0.230%	05/06/2010	400,000,000	400,000,000
DnB NOR Bank ASA NY	0.190%	05/24/2010	75,000,000	75,000,000
DnB NOR Bank ASA NY	0.230%	06/03/2010	100,000,000	100,000,000
Lloyds TSB Bank PLC NY	0.570%	04/01/2010	300,000,000	300,000,000
Lloyds TSB Bank PLC NY	0.240%	05/28/2010	400,000,000	400,000,000
National Australia Bank Ltd.	0.220%	07/02/2010	300,000,000	300,000,000
Natixis NY	0.300%	06/09/2010	115,000,000	115,000,000
Natixis NY	0.300%	06/10/2010	45,000,000	45,000,000
Nordea Bank Finland PLC NY	0.220%	06/30/2010	400,000,000	400,000,000
Rabobank Nederland NV NY	0.210%	06/24/2010	400,000,000	400,000,000
Rabobank Nederland NV NY	0.250%	07/19/2010	200,000,000	200,000,000
Royal Bank of Canada NY	0.200%	06/15/2010	100,000,000	100,000,000
Royal Bank of Canada NY	0.240%	06/30/2010	500,000,000	500,000,000
Royal Bank of Canada NY	0.220%	07/15/2010	100,000,000	100,000,000
Royal Bank of Scotland PLC/Greenwich CT (b)	0.660%	04/01/2010	100,000,000	100,000,000
Royal Bank of Scotland PLC/Greenwich CT	0.200%	04/27/2010	300,000,000	300,000,000
Royal Bank of Scotland PLC/Greenwich CT	0.250%	05/24/2010	75,000,000	75,000,000
Royal Bank of Scotland PLC/Greenwich CT	0.250%	05/27/2010	200,000,000	200,000,000
Societe Generale NY	0.230%	04/05/2010	150,000,000	150,000,000
Societe Generale NY (b)	0.328%	04/06/2010	250,000,000	250,000,000
Societe Generale NY	0.330%	04/08/2010	125,000,000	125,000,000
Societe Generale NY (b)	0.330%	04/14/2010	54,000,000	54,000,000
Societe Generale NY	0.250%	07/12/2010	200,000,000	200,000,000
Svenska Handelsbanken NY	0.200%	04/05/2010	300,000,000	300,000,000
Svenska Handelsbanken NY	0.190%	04/20/2010	75,000,000	75,000,000
Svenska Handelsbanken NY	0.190%	05/03/2010	100,000,000	100,000,000
Toronto-Dominion Bank NY (b)	0.228%	04/06/2010	24,000,000	24,000,000
Toronto-Dominion Bank NY (b)	0.228%	04/06/2010	50,000,000	50,000,000

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
YANKEE CERTIFICATES OF DEPOSIT — (continued)
Bank Foreign — (continued)
Toronto-Dominion Bank NY (b)	0.229%	04/09/2010	$30,000,000	$30,000,000
Toronto-Dominion Bank NY (b)	0.230%	04/12/2010	44,000,000	44,000,000
Toronto-Dominion Bank NY	0.270%	08/18/2010	35,000,000	35,000,000
UBS AG/Stamford Branch	0.250%	06/16/2010	71,000,000	71,000,000
UniCredito Italiano SpA NY	0.230%	04/12/2010	100,000,000	100,000,000
UniCredito Italiano SpA NY	0.240%	04/26/2010	300,000,000	300,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				9,701,000,861

BANK NOTES — 8.4%
Bank Domestic — 5.7%
Bank of America NA/Charlotte NC (b)	0.284%	04/06/2010	258,000,000	258,000,000
Bank of America NA/Charlotte NC	0.499%	04/22/2010	44,000,000	44,000,000
Bank of America NA/Charlotte NC (b)	0.347%	04/27/2010	171,000,000	171,000,000
Bank of America NA/Charlotte NC	0.250%	06/28/2010	175,000,000	175,000,000
Bank of America NA/Charlotte NC	0.300%	07/22/2010	170,000,000	170,000,000
Chase Manhattan Bank USA NA	0.160%	04/07/2010	200,000,000	200,000,000

				1,018,000,000

Bank Foreign — 2.7%
Commonwealth Bank of Australia (b)(c)	0.249%	04/27/2010	31,000,000	31,000,000
Nordea Bank AB (b)(c)	0.280%	05/18/2010	174,000,000	174,000,000
Rabobank Nederland (b)(c)	0.250%	05/17/2010	107,000,000	107,000,000
Svenska Handelsbanken (b)(c)	0.281%	04/15/2010	123,000,000	123,000,000
Svenska Handelsbanken (b)(c)	0.280%	05/10/2010	40,000,000	40,000,000

				475,000,000

TOTAL BANK NOTES				1,493,000,000

MEDIUM TERM NOTES — 0.3%
Bank Foreign — 0.2%
Westpac Banking Corp. (b)	0.249%	04/28/2010	35,000,000	35,000,000

Consumer Non-Cyclical — 0.1%
Procter & Gamble International Funding SCA (b)	0.259%	05/07/2010	20,000,000	20,000,000

TOTAL MEDIUM TERM NOTES				55,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Sovereign — 1.0%
Federal Home Loan Mortgage Corp. (b)	0.049%	04/12/2010	80,000,000	80,000,000
Federal National Mortgage Association (b)	0.141%	04/13/2010	100,000,000	100,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				180,000,000

				Market
				Value
REPURCHASE AGREEMENTS — 7.0%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by Federal National Mortgage Association 0.000% - 1.000% due 06/25/10 - 01/06/25 and a Federal Home Loan Mortgage Corporation 2.375% due 01/28/13 valued at $118,091,223); proceeds $115,775,032	0.010%	04/01/2010	115,775,000	115,775,000

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Market
and Title of Issue	Rate	Date	Amount	Value
REPURCHASE AGREEMENTS — (continued)
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by Federal National Mortgage Association 0.799% - 6.000% due 03/01/25 - 09/25/37 and a Federal Home Loan Mortgage Corporation 5.500% due 10/01/39 valued at $219,300,001); proceeds $215,000,119	0.020%	04/01/2010	$215,000,000	$215,000,000
Agreement with Barclays Capital and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by a U.S. Treasury Note 1.500% due 12/31/13 valued at $204,000,073); proceeds $200,000,056	0.010%	04/01/2010	200,000,000	200,000,000
Agreement with Citigroup and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by Federal National Mortgage Association 4.500% - 5.000% due 12/25/38 - 01/25/40 valued at $204,000,000); proceeds $200,000,111	0.020%	04/01/2010	200,000,000	200,000,000
Agreement with Citigroup and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by U.S. Treasury Note 5.125% due 06/30/11 and a U.S. Treasury Bond 4.375% due 02/15/38 valued at $269,280,002); proceeds $264,000,037	0.005%	04/01/2010	264,000,000	264,000,000
Agreement with Deutsche Bank and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by Federal National Mortgage Association 5.954% - 6.501% due 10/25/35 - 12/25/39 valued at $51,000,000); proceeds $50,000,042	0.030%	04/01/2010	50,000,000	50,000,000
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by Federal National Mortgage Association 4.000% - 7.500% due 06/01/18 - 08/01/47 and Federal Home Loan Mortgage Corporation 4.500% - 6.500% due 07/01/19 - 03/01/40 valued at $204,000,001); proceeds $200,000,056	0.010%	04/01/2010	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS				1,244,775,000

			Shares
TIME DEPOSIT — 0.3%
Bank Domestic — 0.3%
Citibank NA	0.080%	04/01/2010	45,000,000	45,000,000

TOTAL TIME DEPOSIT				45,000,000

TOTAL INVESTMENTS(d)(e)† — 100.0%				17,792,004,506
Other Assets in Excess of Liabilities — 0.00%				2,861,004

NET ASSETS — 100.0%				$17,794,865,510

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,544,785,093 or 14.30% of net assets as of March 31, 2010.

(b)	Variable Rate Security — Interest Rate is in effect as of March 31, 2010.

(c)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $475,000,000 or 2.67% of net assets as of March 31, 2010.

(d)	Also represents the cost for federal tax purposes.

(e)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)
†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2010, in valuing the Portfolio’s assets carried at fair value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices	$—	$—

Level 2 – Other Significant Observable Inputs	17,792,004,506	—

Level 3 – Significant Unobservable Inputs	—	—

Total	$17,792,004,506	$—

The level of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Institutional Tax Free Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Tax Free Money Market Portfolio. The schedule of investments for the State Street Tax Free Money Market Portfolio follows.
STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — 84.7%
Alabama — 1.0%
Lower Alabama Gas District Supply, Revenue Bonds, Series A, LIQ: Societe Generale (a)	0.300%	04/01/2010	$3,789,000	$3,789,000

Arizona — 0.6%
Arizona State Board of Regents, Revenue Bonds, Series A, LOC: Lloyds TSB Bank PLC (a)	0.250%	04/07/2010	2,000,000	2,000,000

California — 3.9%
California State Department of Water Resources, Revenue Bonds, Subseries G-2, LOC: Lloyds TSB Bank PLC (a)	0.270%	04/01/2010	1,640,000	1,640,000
Eastern Municipal Water District, COP, Series E, LIQ: LLoyds TSB Bank (a)	0.250%	04/07/2010	3,885,000	3,885,000
Metropolitan Water District of Southern California, Revenue Bonds, Series A-2, SPA: Banco Bilbao Vizcaya (a)	0.260%	04/01/2010	2,995,000	2,995,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-1, SPA: Citibank N.A. (a)	0.270%	04/01/2010	5,395,000	5,395,000

				13,915,000

Colorado — 6.2%
City of Colorado Springs Colorado Utilities, Revenue Bonds, Sub Lien Improvement, Series A, SPA: Dexia Credit Local (a)	0.330%	04/01/2010	7,925,000	7,925,000
Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, LOC: Wells Fargo Bank N.A. (a)	0.280%	04/01/2010	1,920,000	1,920,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family Mortgage, Class 1-A3, SPA: Federal Home Loan Bank (a)	0.300%	04/07/2010	2,320,000	2,320,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2 RMKT 08/26/09, LIQ: Barclays Bank PLC (a)	0.290%	04/07/2010	2,000,000	2,000,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds (a)	0.290%	04/01/2010	3,700,000	3,700,000
University of Colorado Hospital Authority, Revenue Bonds, Series A, SPA: Wachovia Bank N.A. (a)	0.320%	04/07/2010	4,620,000	4,620,000

				22,485,000

Connecticut — 3.1%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, The Hotchkiss School, Series A, SPA: Northen Trust Co., (a)	0.280%	04/01/2010	1,400,000	1,400,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series T-2 (a)	0.250%	04/01/2010	2,500,000	2,500,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U2 (a)	0.250%	04/01/2010	2,000,000	2,000,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale-New Haven Hospital, Series K2, LOC: JP Morgan Chase Bank (a)	0.250%	04/07/2010	3,000,000	3,000,000
State of Connecticut, GO Unlimited, Series A, SPA: Landesbank Hessen — Thrgn (a)	0.310%	04/01/2010	2,200,000	2,200,000

				11,100,000

Delaware — 1.8%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A. (a)	0.260%	04/07/2010	4,400,000	4,400,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — (continued)
Delaware — (continued)
Delaware State Economic Development Authority, Revenue Bonds, St. Andrew’s School, SPA: Bank of America N.A. (a)	0.320%	04/01/2010	$2,000,000	$2,000,000

				6,400,000

District of Columbia — 4.0%
District of Columbia, Revenue Bonds, Georgetown University, Series C, LOC: TD Bank N.A. (a)	0.280%	04/01/2010	5,000,000	5,000,000
District of Columbia, Revenue Bonds, ROCs RR II R-11247, INS: BHAC-CR MBIA, LIQ: Citibank N.A. (a)	0.300%	04/01/2010	9,450,000	9,450,000

				14,450,000

Florida — 1.2%
Austin Trust Various States, Revenue Bonds, Series 2008-1114, INS: FSA-CR AMBAC (a)	0.330%	04/01/2010	4,205,000	4,205,000

Georgia — 3.7%
Municipal Electric Authority Georgia, Revenue Bonds, GO of Participants, LOC: Bayerische Landesbank (a)	0.320%	04/07/2010	1,500,000	1,500,000
Roswell Georgia Housing Authority Multifamily, Revenue Bonds, Chambrel Roswell, INS: Fannie Mae, LIQ: Fannie Mae (a)	0.300%	04/01/2010	11,980,000	11,980,000

				13,480,000

Illinois — 4.4%
Chicago Board of Education, GO Unlimited, Dedicated Revenue, Series A, LOC: JP Morgan Chase Bank (a)	0.280%	04/01/2010	3,000,000	3,000,000
Chicago O’Hare International Airport Authority, Revenue Bonds, LOC: Dexia Credit Support (a)	0.300%	04/07/2010	1,750,000	1,750,000
Illinois Development Finance Authority Revenue Bonds, Chicago Educational TV Assignment, Series A, LOC: Lasalle Bank N.A. (a)	0.300%	04/07/2010	1,900,000	1,900,000
Illinois Development Finance Authority Revenue Bonds, World Communications, Inc., LOC: Lasalle Bank N.A. (a)	0.320%	04/07/2010	1,500,000	1,500,000
Illinois Educational Facilities Authority, Revenue Bonds, National-Louis University, LOC: JP Morgan Chase Bank, Series B (a)	0.330%	04/01/2010	4,260,000	4,260,000
Illinois Finance Authority, Revenue Bonds, The Art Institute of Chicago, SPA: Northern Trust Company (a)	0.300%	04/07/2010	3,400,000	3,400,000

				15,810,000

Indiana — 3.1%
Indiana Finance Authority, Revenue Bonds, Clarian Health Partners, Series D, LOC: Northern Trust Company (a)	0.270%	04/07/2010	7,105,000	7,105,000
Indiana State Development Finance Authority, Revenue Bonds, Educational Facilities, Indiana Historical Society, LOC: Bank One Indiana N.A. (a)	0.300%	04/07/2010	4,200,000	4,200,000

				11,305,000

Kansas — 2.2%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC (a)	0.220%	04/01/2010	4,000,000	4,000,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — (continued)
Kansas — (continued)
Kansas State Department of Transportation, Revenue Bonds, Series B-3, SPA: Barclays Bank PLC (a)	0.280%	04/01/2010	$4,000,000	$4,000,000

				8,000,000

Louisiana — 0.4%
Louisiana State Offshore Terminal Authority Deep Water Port, Revenue Bond, Series B, LOC: Bank One N.A. (a)	0.300%	04/07/2010	1,500,000	1,500,000

Maryland — 2.1%
Baltimore Industrial Development Authority Industrial Dev Rev, Revenue Bonds, Baltimore Capital Acquisition, LOC: Bayerische Landesbank (a)	0.370%	04/07/2010	1,200,000	1,200,000
Maryland State Economic Development Corporation, Revenue Bonds, Howard Hughes Medical Institution, Series B (a)	0.220%	04/07/2010	3,000,000	3,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A. (a)	0.290%	04/07/2010	2,000,000	2,000,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Bank of New York (a)	0.290%	04/01/2010	1,480,000	1,480,000

				7,680,000

Massachusetts — 2.2%
Commonwealth of Massachusetts, GO Limited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.280%	04/01/2010	2,900,000	2,900,000
Dexia Credit Local Certificates Trust, Revenue Bonds, LIQ: Dexia Credit Local (a)	0.440%	04/01/2010	3,835,000	3,835,000
Massachusetts Health & Educational Facility Authority, Revenue Bonds, Partners Healthcare System, Series D-4, INS: GO of INSTN, SPA: Citibank N.A. (a)	0.290%	04/01/2010	1,290,000	1,290,000

				8,025,000

Michigan — 0.8%
Michigan State University, Revenue Bonds, Series 2000-A, SPA: Bank of America N.A. (a)	0.250%	04/07/2010	2,900,000	2,900,000

Minnesota — 4.2%
City of Minneapolis Minnesota, GO Unlimited, Guthrie Package Ramp, SPA: Dexia Credit Local (a)	0.280%	04/01/2010	3,105,000	3,105,000
City of Minneapolis, GO Unlimited, Convention Center, SPA: Dexia Credit Local (a)	0.280%	04/01/2010	2,990,000	2,990,000
University of Minnesota, Revenue Bonds, Series A RMKT 06/11/09, INS: GO of University, SPA: U.S. Bank N.A. (a)	0.290%	04/07/2010	9,000,000	9,000,000

				15,095,000

Missouri — 4.0%
City of Kansas City Missouri, Revenue Bonds, Chouteau I-35 Project-C, LOC: JP Morgan Chase & Co. (a)	0.330%	04/07/2010	5,825,000	5,825,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — (continued)
Missouri — (continued)
Kansas City Industrial Development Authority, Revenue Bonds, Oak Street West Student, LOC: Bank of America (a)	0.290%	04/07/2010	$8,550,000	$8,550,000

				14,375,000

New Jersey — 0.5%
Essex County New Jersey Improvement Authority, Revenue Bonds, Pooled Governmental Loan Program, LOC: First Union National Bank (a)	0.250%	04/07/2010	1,700,000	1,700,000

New York — 5.0%
City of New York, New York, GO Unlimited, Subseries A-5, LOC: Bank of Nova Scotia (a)	0.260%	04/07/2010	1,000,000	1,000,000
City of New York, New York, GO Unlimited, Subseries C-4, LOC: BNP Paribas (a)	0.260%	04/07/2010	1,000,000	1,000,000
Metropolitan Transportation Authority, Revenue Bonds, SubSeries B-3 LOC: Lloyds TSB Bank PLC (a)	0.250%	04/01/2010	3,185,000	3,185,000
New York State Local Government Assistance Corp., Revenue Bonds, Series C, LOC: Landesbank Hessen-Thrgn (a)	0.290%	04/07/2010	5,000,000	5,000,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank North N.A. (a)	0.290%	04/01/2010	2,400,000	2,400,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Bridges Tunnels, Series AB, INS: FSA, SPA: JP Morgan Chase Bank (a)	0.300%	04/07/2010	1,220,000	1,220,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series CD RMK 6/20/07, SPA: Lloyds TSB Bank PLC (a)	0.270%	04/07/2010	4,205,000	4,205,000

				18,010,000

North Carolina — 10.9%
Charlotte North Carolina COPs, Governmental Facilities, Series F, SPA: Bank of America N.A. (a)	0.320%	04/01/2010	965,000	965,000
City of Charlotte North Carolina, COP, Central Yard Project, Series A, SPA: Bank of America N.A. (a)	0.320%	04/01/2010	1,655,000	1,655,000
City of Charlotte North Carolina, COP, Convention Facility Project, Series B, SPA: Wachovia Bank N.A. (a)	0.320%	04/01/2010	6,130,000	6,130,000
City of Greensboro North Carolina, GO Unlimited, Public Improvement, Series B, SPA: Wachovia Bank N.A. (a)	0.300%	04/01/2010	1,000,000	1,000,000
City of Greensboro North Carolina, Revenue Bonds, Series B, SPA: Bank of America N.A. (a)	0.280%	04/07/2010	1,175,000	1,175,000
City of Raleigh North Carolina, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A. (a)	0.250%	04/07/2010	2,000,000	2,000,000
County of Guilford North Carolina, GO Unlimited, REMK, SPA: Bank of America N.A. (a)	0.280%	04/07/2010	1,650,000	1,650,000
County of Wake North Carolina, GO Unlimited, Series A, SPA: Bank of America N.A. (a)	0.300%	04/01/2010	1,800,000	1,800,000
County of Wake North Carolina, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.300%	04/01/2010	6,220,000	6,220,000
Mecklenburg County North Carolina, GO Unlimited, Public Implements, Series C, SPA: Bank of America N.A. (a)	0.290%	04/07/2010	1,000,000	1,000,000
Mecklenburg County North Carolina, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.280%	04/01/2010	3,450,000	3,450,000
New Hanover County North Carolina, GO Unlimited, School, SPA: Wachovia Bank N.A. (a)	0.280%	04/01/2010	2,315,000	2,315,000
State of North Carolina, GO Unlimited, Public Implements, Series E, SPA: Landesbank Hessen-Thrgn (a)	0.270%	04/07/2010	2,000,000	2,000,000
State of North Carolina, GO Unlimited, Public Implements, Series G, SPA: Landesbank Hessen-Thrgn (a)	0.250%	04/07/2010	3,050,000	3,050,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — (continued)
North Carolina — (continued)
State of North Carolina, GO Unlimited, Series C, SPA: Bayerische Landesbank (a)	0.270%	04/07/2010	$5,000,000	$5,000,000

				39,410,000

Ohio — 1.5%
Butler County Ohio Healthcare Facilities, Revenue Bonds, Improvement-Lifesphere Project, LOC: U.S. Bank NA (a)	0.300%	04/01/2010	1,300,000	1,300,000
Ohio State Higher Educational Facility Commission, Revenue Bonds, University Hospitals Health System, Series C, LOC: Wells Fargo Bank N.A. (a)	0.250%	04/07/2010	970,000	970,000
Ohio State University, Revenue Bonds, Series B (a)	0.250%	04/07/2010	2,110,000	2,110,000
State of Ohio, Revenue Bonds, Oberlin College Project, SPA: U.S. Bank N.A. (a)	0.300%	04/07/2010	1,000,000	1,000,000

				5,380,000

Oklahoma — 0.4%
Oklahoma Capital Improvement Authority, Revenue Bonds, Higher Education D3 RMKT 09/19/08, SPA: Bank of America N.A. (a)	0.310%	04/01/2010	1,600,000	1,600,000

Oregon — 1.4%
State of Oregon, GO Limited, Series 73 E, SPA: JP Morgan Chase Co. (a)	0.300%	04/07/2010	5,000,000	5,000,000

Pennsylvania — 0.8%
Delaware County Industrial Development Authority, Revenue Bonds, Sun Inc., LOC: Bank of America N.A. (a)	0.280%	04/07/2010	3,000,000	3,000,000

South Carolina — 3.0%
City of North Charleston South Carolina, COP, Public Facilities Convention, LOC: Bank of America N.A. (a)	0.280%	04/07/2010	3,190,000	3,190,000
City of Rock Hill South Carolina, Revenue Bonds Series B, INS: FSA, SPA: First Union National Bank (a)	0.260%	04/07/2010	7,755,000	7,755,000

				10,945,000

South Dakota — 0.3%
South Dakota State Health & Educational Facilities Authority, Revenue Bonds, University of Sioux Falls, LOC: Wells Fargo Bank N.A. (a)	0.380%	04/01/2010	1,100,000	1,100,000

Texas — 5.4%
Austin County Texas Industrial Development Corp., Revenue Bonds, Justin Industries, Inc. Project, LOC: Bank One N.A. (a)	0.280%	04/07/2010	3,500,000	3,500,000
City of Austin, Revenue Bonds, Series B, LOC: Dexia Credit Local (a)	0.370%	04/01/2010	9,745,000	9,745,000
Denton Texas Independent School District, School Building, Series B, INS: PSF-GTD, SPA: Bank of America N.A. (a)	0.330%	04/07/2010	1,000,000	1,000,000
San Antonio Education Facilities Corp., Revenue Bonds, University Incarnate Word Project, LOC: JP Morgan Chase Bank (a)	0.280%	04/07/2010	2,270,000	2,270,000
University of Texas, University Revenue Bonds, Financing Systems, Series A (a)	0.250%	04/07/2010	3,000,000	3,000,000

				19,515,000

Utah — 2.9%
County of Weber, Utah, Revenue Bonds, IHC Health Services Inc, Series B, SPA: U.S. Bank N.A. (a)	0.270%	04/07/2010	6,000,000	6,000,000

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
SHORT-TERM TAX-EXEMPT OBLIGATIONS — (continued)
Utah — (continued)
Murray City Utah Hospital, Revenue Bonds, IHC Health Services, Inc., Series A, INS: J.P. Morgan Securities (a)	0.290%	04/01/2010	$1,500,000	$1,500,000
Utah State Board of Regents, Revenue Bonds, Hospital University of Utah, LOC: Wells Fargo Bank N.A. (a)	0.310%	04/01/2010	3,030,000	3,030,000

				10,530,000

Virginia — 1.3%
Alexandria Industrial Development Authority, Revenue Bonds, Series A, SPA: Bank of America N.A. (a)	0.320%	04/01/2010	2,210,000	2,210,000
Fairfax County Economic Development Authority, Revenue Bonds, Trinity Christian School Project, LOC: Wachovia Bank N.A. (a)	0.380%	04/01/2010	1,085,000	1,085,000
Loudoun County Industrial Development Authority, Revenue Bonds, Jack Kent Cooke Foundation Project, LOC: Wachovia Bank N.A. (a)	0.280%	04/01/2010	1,360,000	1,360,000

				4,655,000

Washington — 1.1%
Tulalip Tribes of the Tulalip Reservation Special Revenue, Revenue Bonds Capital Projects, LOC: Wells Fargo Bank N.A. (a)	0.310%	04/01/2010	3,800,000	3,800,000

Wisconsin — 1.3%
Wisconsin State Health & Educational Facility Authority, Revenue Bonds, Gundersen Lutheran, Series A, LOC: Wells Fargo Bank N.A. (a)	0.280%	04/01/2010	4,835,000	4,835,000

TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS				305,994,000

MONEY MARKET FUND — 10.1%
Dreyfus Tax Exempt Cash Management Fund (b)			36,543,048	36,543,048

TOTAL MONEY MARKET FUND (at net asset value)				36,543,048

TOTAL INVESTMENTS(c)(d)† — 94.8%				342,537,048

Other Assets in Excess of Liabilities — 5.2%				18,727,139

NET ASSETS — 100.0%				$361,264,187

(a)	Variable Rate Security — Interest Rate is in effect as of March 31, 2010.

(b)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

Acronym	Name
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Company
COP	Certificates of Participation
CR	Custodial Receipts
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Acronym	Name – (continued)
INS	Insured
LOC	Letter of Credit
PLC	Public Limited Company
PSF	Permanent School Fund
RMKT	Remarketable
ROC	Reset Option Certificates
SPA	Standby Purchase Agreement
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2010, in valuing the Portfolio’s assets carried at fair value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices	$36,543,048	$—

Level 2 – Other Significant Observable Inputs	305,994,000	—

Level 3 – Significant Unobservable Inputs	—	—

Total	$342,537,048	$—

The level of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Institutional Short-Term Tax Exempt Bond Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Short-Term Tax Exempt Bond Portfolio. The schedule of investments for the State Street Short-Term Tax Exempt Bond Portfolio follows.
STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Market
and Title of Issue	Rate	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS — 98.7%
Alaska — 3.3%
Juneau City & Boro GO Unlimited, School, Series A	4.000%	06/01/2011	$2,660,000	$2,754,643

Arizona — 2.7%
City of Casa Grande Arizona, GO Unlimited, INS: FSA	3.500%	07/01/2010	1,000,000	1,007,400
Pinal County Union High School District No.82 Casa Grande GO Unlimited, School Improvement — Project of 2006, Series B	4.000%	07/01/2010	1,300,000	1,310,530

				2,317,930

California — 9.8%
California State Public Works Board Revenue Bonds, Department General Service Buildings 8 & 9 - A	4.000%	04/01/2012	1,260,000	1,315,856
California Statewide Communities Development Authority Revenue Bonds, Lodi Memorial Hospital, Series A, INS: California Mortgage	4.000%	12/01/2011	1,000,000	1,022,480
Fontana Unified School District Board Antic Notes, GO Unlimited, Antic Notes (a)	0.000%	12/01/2012	2,500,000	2,312,525
Golden Empire Schools Financing Authority California Lease Revenue Bonds, Kern High School District	4.000%	05/01/2010	1,500,000	1,503,600
Irvine Unified School District Special Tax Community Facilities District No. 86-1	5.000%	09/01/2012	1,460,000	1,560,097
San Bernardino County Transportation Authority Revenue Bonds, Notes — Series A	4.000%	05/01/2012	500,000	524,745

				8,239,303

Colorado — 1.4%
Regional Transportation District, COP, Series A, INS: NPFGC	5.000%	06/01/2011	1,165,000	1,221,025

Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University Series A-3 (b)	4.000%	02/07/2013	2,500,000	2,686,600

Delaware — 1.3%
Delaware State Solid Waste Authority Revenue Bonds, INS: NPFGC	5.000%	06/01/2012	1,000,000	1,070,320

Florida — 2.6%
Hillsborough County School Board, COP, Series A, INS: NPFGC	5.500%	07/01/2012	2,000,000	2,174,760

Illinois — 4.5%
Chicago Park District, Personal Property Replacement, Series D, GO Unlimited	5.000%	01/01/2011	1,000,000	1,031,730
City of Chicago GO Unlimited, Series B, INS: AMBAC	5.000%	01/01/2011	1,620,000	1,670,058

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Market
and Title of Issue	Rate	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS — (continued)
Illinois — (continued)
State of Illinois, First Series, GO Unlimited, INS: FSA	5.250%	05/01/2010	$1,075,000	$1,078,590

				3,780,378

Iowa — 2.4%
Waterloo Community School District School Revenue Bonds, Antic Notes	3.750%	05/01/2012	2,000,000	2,054,240

Louisiana — 2.4%
Louisiana Office Facilities Corp. Revenue Bonds, Capitol Complex Program	2.500%	03/01/2012	2,000,000	2,022,300

Maryland — 0.4%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, University of Maryland Medical Systems, Series F	4.000%	07/01/2010	310,000	312,406

Michigan — 1.7%
Central Michigan University Revenue Bonds	5.000%	10/01/2012	1,315,000	1,408,891

Montana — 0.7%
Whitefish Montana Tax Allocation, Emergency Services Contract Project	3.000%	07/15/2011	605,000	618,431

Nevada — 5.7%
Clark County Nevada, Bond Bank, GO Limited, INS: FGIC (c)	5.000%	06/01/2011	2,000,000	2,103,540
Clark County School District GO Limited, Limited Tax-Building, Series A	5.000%	06/15/2010	2,700,000	2,722,545

				4,826,085

New Jersey — 6.0%
New Jersey Economic Development Authority Revenue Bonds, School Facilities Construction, Series Y	5.000%	09/01/2010	850,000	865,436
New Jersey Economic Development Authority Revenue Bonds, Transportation Project Sublease-Series A	5.000%	05/01/2012	1,860,000	1,994,125
New Jersey Higher Education Assistance Authority Revenue Bonds, Series 1-A	4.000%	12/01/2011	2,065,000	2,159,308

				5,018,869

New York — 12.3%
City of New York GO Unlimited, Subseries B-1	4.000%	09/01/2011	2,000,000	2,088,520
City of New York, Series F, GO Unlimited	5.000%	08/01/2010	1,000,000	1,014,630
New York City Transitional Finance Authority Aid Revenue Bonds, Series S-2	5.000%	01/15/2011	1,500,000	1,537,560
New York State Dormitory Authority Revenue Bonds, Series B (b)	5.250%	05/15/2012	2,000,000	2,152,020
New York State Thruway Authority Revenue Notes, Antic Notes	4.000%	07/15/2011	500,000	521,820
New York State Thruway Authority Service Contract Revenue Bonds, Bridge Service Contract	3.000%	04/01/2010	750,000	750,000
Tobacco Settlement Financing Authority Revenue Bonds, Asset Backed, Series B	5.000%	06/01/2010	2,290,000	2,306,099

				10,370,649

North Carolina — 5.3%
Mecklenburg County North Carolina, Public Improvement, Series A, GO Unlimited	4.500%	04/01/2011	2,305,000	2,398,860

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Market
and Title of Issue	Rate	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS — (continued)
North Carolina — (continued)
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series D	5.375%	01/01/2011	$2,000,000	$2,059,920

				4,458,780

Ohio — 1.2%
Ohio Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health, Series A	4.000%	01/01/2012	1,000,000	1,040,390

Oklahoma — 1.2%
Oklahoma County Finance Authority Revenue Bonds, Putnam City Public School Project	4.000%	03/01/2013	1,000,000	1,046,310

Pennsylvania — 7.1%
Allegheny County Pennsylvania HDA Revenue Bonds, University of Pittsburgh Medical Center, Series B	5.000%	06/15/2011	1,000,000	1,048,840
City of Philadelphia Water & Wastewater Revenue Bonds, Series A, INS: AMBAC	5.000%	08/01/2012	1,980,000	2,132,638
Lehigh County Pennsylvania General Purpose Hospital Revenue Bonds, Lehigh Valley Health Network, Series A, INS: FSA	4.000%	07/01/2010	800,000	806,248
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series AJ	5.000%	06/15/2012	1,860,000	2,010,716

				5,998,442

South Carolina — 2.5%
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, INS: AMBAC	5.000%	10/01/2011	2,000,000	2,115,260

Texas — 10.7%
County of Williamson Texas, GO Unlimited, INS: FSA (c)	5.300%	02/15/2012	2,500,000	2,705,625
Frisco Independent School District, GO Unlimited, INS: PSF GTD	6.500%	08/15/2012	1,000,000	1,127,610
Harris County Cultural Education Facilities Finance Corp Revenue Bonds, Methodist Hospital System	5.000%	06/01/2012	2,000,000	2,155,220
Texas A&M University Revenue Bonds, Financing System	3.700%	05/15/2011	1,000,000	1,035,320
Texas State Public Finance Authority Revenue Bonds, INS: FGIC	4.000%	02/01/2011	1,955,000	2,012,184

				9,035,959

Virginia — 3.7%
Commonwealth of Virginia, Series B, GO Unlimited	5.000%	06/01/2011	1,655,000	1,742,069
Virginia State Public School Authority Revenue Bonds, Series VII	5.000%	04/15/2011	1,290,000	1,350,643

				3,092,712

Washington — 2.9%
Tacoma Washington Electrical Systems Revenue Bonds, Series A, INS: FSA (c)	5.750%	01/01/2011	1,500,000	1,574,565
Washington Health Care Facilities Authority, Peacehealth Revenue Bonds	5.000%	11/01/2011	795,000	843,105

				2,417,670

Wisconsin — 3.7%
South Milwaukee Wisconsin Promissory Notes, GO Unlimited, INS: MBIA	4.375%	06/01/2010	1,000,000	1,005,970

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Market
and Title of Issue	Rate	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS — (continued)
Wisconsin — (continued)
State of Wisconsin GO Unlimited, Series C	4.000%	05/01/2011	$2,000,000	$2,075,220

				3,081,190

TOTAL TAX-EXEMPT OBLIGATIONS (Cost $82,278,467)				83,163,543

	Shares
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value) (d)(e)	57,393	57,393

TOTAL MONEY MARKET FUND (Cost $57,393)		57,393

TOTAL INVESTMENTS(f)(g)† — 98.8% (Cost $82,335,860)		83,220,936

Other Assets in Excess of Liabilities — 1.2%		1,011,381

NET ASSETS — 100.0%		$84,232,317

(a)	Zero-coupon bond — Interest rate represents current yield maturity.

(b)	Floating Rate Note — Interest rate shown is rate in effect at March 31, 2010.

(c)	Date shown is pre-refunded date.

(d)	Affiliated issuer. See table that follows for more information.

(e)	Value determined based on Level 1 inputs established by provisions surroundings Fair Value Measurements and Disclosures.

(f)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010 was $923,106 and $38,030, respectively, resulting in net unrealized appreciation of investments of $885,076.

†	Security Valuation: Ordinarily, the Portfolio values each security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Portfolio will use the security’s fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of valuation date are valued at amortized cost. Investments in other mutual funds are valued at the net asset value per share.

Acronym	Name
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
HDA	Hospital Development Authority
INS	Insured
MBIA	Municipal Bond Investors Assurance
NPFGC	National Public Finance Guarantee Corporation
PSF	Permanent School Fund

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2010, in valuing the Portfolio’s assets carried at fair value:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments

Level 1 — Quoted Prices	$57,393	$—

Level 2 — Other Significant Observable Inputs	83,163,543	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$83,220,936	$—

The level of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)
Affiliate Table
Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at March 31, 2010 is listed in the Portfolio of Investments.

Shares sold
		Shares	for the 3			Income earned	Realized
	Number of	purchased for	months	Number of		for the 3	gain on
Security	shares held at	the 3 months	ended	shares held	Value at	months ended	shares
Description	12/31/09	ended 3/31/10	3/31/10	at 3/31/10	3/31/10	3/31/10	sold
State Street Institutional Tax Free Money Market Fund, Institutional Shares	470,577	1,771,523	2,184,707	57,393	$57,393	$6	$—

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
U.S. GOVERNMENT AGENCY OBLIGATIONS — 57.9%
Fannie Mae Discount Notes (a)	0.150%	05/12/2010	$43,000,000	$42,992,654
Fannie Mae Discount Notes (a)	0.150%	05/25/2010	28,000,000	27,993,700
Fannie Mae Discount Notes (a)	0.145%	05/26/2010	98,000,000	97,978,290
Fannie Mae Discount Notes (a)	0.150%	05/26/2010	16,000,000	15,996,333
Fannie Mae Discount Notes (a)	0.190%	06/02/2010	31,000,000	30,989,856
Fannie Mae Discount Notes (a)	0.150%	06/03/2010	72,000,000	71,981,100
Fannie Mae Discount Notes (a)	0.190%	06/09/2010	33,000,000	32,987,982
Fannie Mae Discount Notes (a)	0.190%	06/17/2010	39,000,000	38,984,151
Fannie Mae Discount Notes (a)	0.160%	06/21/2010	115,000,000	114,958,600
Fannie Mae Discount Notes (a)	0.175%	07/07/2010	110,000,000	109,948,132
Fannie Mae Discount Notes (a)	0.190%	08/02/2010	50,000,000	49,967,542
Federal Home Loan Bank Discount Notes (a)	0.150%	05/03/2010	29,000,000	28,996,133
Federal Home Loan Bank Discount Notes (a)	0.150%	05/05/2010	102,600,000	102,585,465
Federal Home Loan Bank Discount Notes (a)	0.150%	05/12/2010	42,000,000	41,992,825
Federal Home Loan Bank Discount Notes (a)	0.150%	05/21/2010	93,000,000	92,980,625
Federal Home Loan Banks (b)	0.145%	04/20/2010	75,000,000	74,970,202
Federal Home Loan Banks (b)	0.136%	04/25/2010	36,000,000	35,988,204
Federal Home Loan Banks (b)	0.059%	04/30/2010	125,000,000	125,000,000
Federal Home Loan Banks (b)	0.176%	04/26/2010	95,000,000	95,000,000
Federal Home Loan Mortgage Corp. (b)	0.049%	04/12/2010	15,000,000	15,000,000
Federal National Mortgage Association (b)	0.141%	04/13/2010	150,000,000	150,000,000
Freddie Mac Discount Notes (a)	0.150%	05/24/2010	95,000,000	94,979,021
Freddie Mac Discount Notes (a)	0.190%	06/07/2010	20,000,000	19,992,928
Freddie Mac Discount Notes (a)	0.180%	06/09/2010	71,000,000	70,975,505
Freddie Mac Discount Notes (a)	0.180%	06/15/2010	64,000,000	63,976,000
Freddie Mac Discount Notes (a)	0.170%	06/24/2010	30,000,000	29,988,100
Freddie Mac Discount Notes (a)	0.175%	07/19/2010	93,000,000	92,950,723
Freddie Mac Discount Notes (a)	0.200%	07/23/2010	175,000,000	174,890,139
Freddie Mac Discount Notes (a)	0.175%	07/26/2010	41,000,000	40,976,881
Freddie Mac Discount Notes (a)	0.180%	07/26/2010	51,000,000	50,970,420
Freddie Mac Discount Notes (a)	0.210%	07/27/2010	50,000,000	49,965,875
Freddie Mac Discount Notes (a)	0.200%	07/29/2010	35,000,000	34,976,861

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				2,121,934,247

				Market
				Value
REPURCHASE AGREEMENTS — 42.1%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by a Federal Home Loan Mortgage Corporation, 2.000% due 10/23/12 and RFCO Strip Principal, 0.000% due 01/15/21 valued at $51,842,145); proceeds $50,825,014	0.010%	04/01/2010	50,825,000	50,825,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by a U.S. Treasury Note, 1.375% due 02/15/12 valued at $45,911,254); proceeds $45,011,013	0.010%	04/01/2010	45,011,000	45,011,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by RFCO Strip Principal, 0.000% due 10/15/19 - 07/15/20 valued at $153,000,182); proceeds $150,000,083	0.020%	04/01/2010	150,000,000	150,000,000

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Market
and Title of Issue	Rate	Date	Amount	Value
REPURCHASE AGREEMENTS — (continued)
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by Federal Home Loan Bank, 0.000% - 2.375%, due 04/23/10 - 03/14/14, Federal Home Loan Mortgage Corporation, 0.000%, due 05/12/21 and Federal National Mortgage Association, 0.000 - 5.930% due 05/19/11 - 05/11/27 valued at $153,000,337); proceeds $150,000,000	0.000%	04/01/2010	$150,000,000	$150,000,000
Agreement with Citigroup and The Bank of New York (Tri-Party), dated 03/31/10 (collateralized by a Federal Home Loan Bank, 0.760% due 07/19/11 valued at $153,004,487); proceeds $150,000,042	0.010%	04/01/2010	150,000,000	150,000,000
Agreement with Citigroup and The Bank of New York Inc. (Tri-Party), dated 03/31/10 (collateralized by a U. S Treasury Note 4.250% due 08/15/13 valued at $51,000,074); proceeds $50,000,007	0.005%	04/01/2010	50,000,000	50,000,000
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Inc. (Tri-Party), dated 03/31/10 (collateralized by U. S Treasury Note, 1.375%, - 8.750% due 01/15/11 - 02/15/40 valued at $510,000,066); proceeds $500,000,139	0.010%	04/01/2010	500,000,000	500,000,000
Agreement with Credit Suisse Securities, LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/31/10 (collateralized by Federal Home Loan Mortgage Corporation, 0.000%, due 06/24/10 - 10/28/10 valued at $153,004,693); proceeds $150,000,000	0.000%	04/01/2010	150,000,000	150,000,000
Agreement with HSBC and JP Morgan Chase & Co. (Tri-Party), dated 03/31/10 (collateralized by U.S. Treasury Bond, 7.875% - 8.750% due 08/15/20 - 02/15/21, valued at $153,003,368); proceeds $150,000,000	0.000%	04/01/2010	150,000,000	150,000,000
Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/31/10 (collateralized by Federal Farm Credit Bank, 1.125% - 5.250% due 05/07/10 - 10/29/37 and Federal Home Loan Bank, 0.550% - 5.250% due 06/10/10 - 03/16/11 valued at $153,004,372); proceeds $150,000,000	0.000%	04/01/2010	150,000,000	150,000,000

TOTAL REPURCHASE AGREEMENTS				1,545,836,000

TOTAL INVESTMENTS(c) (d) † — 100.0%				3,667,770,247

Liabilities in Excess of Assets — 0.00%				(308,578)

NET ASSETS — 100.0%				$3,667,461,669

(a)	Discount rate at time of purchase.

(b)	Variable Rate Security — Interest Rate is in effect as of March 31, 2010.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2010, in valuing the Portfolio’s assets carried at fair value:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments

Level 1 - Quoted Prices	$—	$—

Level 2 - Other Significant Observable Inputs	3,667,770,247	—

Level 3 - Significant Unobservable Inputs	—	—

Total	$3,667,770,247	$—

The level of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.
STATE STREET TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
U.S. TREASURY OBLIGATIONS — 100.0%
United States Treasury Bill	0.110%	04/01/2010	$14,732,000	$14,732,000
United States Treasury Bill	0.110%	04/08/2010	18,295,000	18,294,609
United States Treasury Bill	0.040%	04/15/2010	108,670,000	108,668,309
United States Treasury Bill	0.045%	04/15/2010	50,000,000	49,999,125
United States Treasury Bill	0.130%	04/15/2010	50,000,000	49,997,472
United States Treasury Bill	0.060%	04/22/2010	129,000,000	128,995,485
United States Treasury Bill	0.065%	04/22/2010	96,000,000	95,996,360
United States Treasury Bill	0.080%	04/22/2010	35,000,000	34,998,367
United States Treasury Bill	0.110%	04/22/2010	50,000,000	49,996,792
United States Treasury Bill	0.125%	04/22/2010	100,000,000	99,992,710
United States Treasury Bill	0.060%	04/29/2010	150,000,000	149,992,999
United States Treasury Bill	0.080%	04/29/2010	17,000,000	16,998,942
United States Treasury Bill	0.125%	04/29/2010	125,000,000	124,987,847
United States Treasury Bill	0.095%	05/06/2010	100,000,000	99,990,764
United States Treasury Bill	0.145%	05/06/2010	125,000,000	124,982,379
United States Treasury Bill	0.115%	05/13/2010	150,000,000	149,979,874
United States Treasury Bill	0.130%	05/13/2010	50,000,000	49,992,417
United States Treasury Bill	0.150%	05/13/2010	75,000,000	74,986,875
United States Treasury Bill	0.070%	05/20/2010	20,000,000	19,998,094
United States Treasury Bill	0.105%	05/20/2010	125,000,000	124,982,135
United States Treasury Bill	0.130%	05/20/2010	25,000,000	24,995,577
United States Treasury Bill	0.070%	05/27/2010	13,000,000	12,998,584
United States Treasury Bill	0.110%	05/27/2010	125,000,000	124,978,611
United States Treasury Bill	0.130%	06/03/2010	75,000,000	74,982,937
United States Treasury Bill	0.155%	06/10/2010	50,000,000	49,984,931
United States Treasury Bill	0.165%	06/17/2010	30,000,000	29,989,413
United States Treasury Bill	0.155%	06/24/2010	50,000,000	49,981,917

TOTAL U.S. TREASURY OBLIGATIONS				1,956,475,525

TOTAL INVESTMENTS(a) (b) † — 100.0%				1,956,475,525

Liabilities in Excess of Assets — 0.00%				(245,795)

NET ASSETS — 100.0%				$1,956,229,730

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(b)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

STATE STREET TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2010, in valuing the Portfolio’s assets carried at fair value:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments

Level 1 - Quoted Prices	$—	$—

Level 2 - Other Significant Observable Inputs	1,956,475,525	—

Level 3 - Significant Unobservable Inputs	—	—

Total	$1,956,475,525	$—

The level of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

Name of Issuer	Interest	Maturity	Principal	Amortized
and Title of Issue	Rate	Date	Amount	Cost
U.S. TREASURY OBLIGATIONS — 64.2%
United States Treasury Bill	0.081%	04/08/2010	$25,000,000	$24,999,606
United States Treasury Bill	0.110%	04/08/2010	30,000,000	29,999,358
United States Treasury Bill	0.045%	04/15/2010	25,000,000	24,999,164
United States Treasury Bill	0.086%	04/15/2010	25,000,000	24,999,563
United States Treasury Bill	0.080%	04/22/2010	40,000,000	39,998,133
United States Treasury Bill	0.125%	04/22/2010	25,000,000	24,998,177
United States Treasury Bill	0.080%	04/29/2010	45,000,000	44,997,200
United States Treasury Bill	0.095%	05/06/2010	40,000,000	39,996,306
United States Treasury Bill	0.145%	05/06/2010	15,000,000	14,997,885
United States Treasury Bill	0.115%	05/13/2010	50,000,000	49,993,291
United States Treasury Bill	0.150%	05/13/2010	15,000,000	14,997,375
United States Treasury Bill	0.070%	05/20/2010	40,000,000	39,996,189
United States Treasury Bill	0.105%	05/20/2010	25,000,000	24,996,427
United States Treasury Bill	0.070%	05/27/2010	50,000,000	49,994,556
United States Treasury Bill	0.130%	06/03/2010	25,000,000	24,994,313
United States Treasury Bill	0.155%	06/10/2010	20,000,000	19,993,972

TOTAL U.S. TREASURY OBLIGATIONS				494,951,515

				Market
				Value
REPURCHASE AGREEMENTS — 35.8%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) dated 03/31/10 (collateralized by U.S. Treasury Note, 1.125% - 1.375% due 10/15/12 - 12/15/12 valued at $103,400,553); proceeds $101,373,028	0.010%	04/01/2010	101,373,000	101,373,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) dated 03/31/10 (collateralized by U.S. Treasury Note, 1.125% - 3.750% due 12/15/12 - 11/15/18 valued at $25,500,089); proceeds $25,000,007	0.010%	04/01/2010	25,000,000	25,000,000
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by U.S. Treasury Note, 0.875% - 4.250% due 01/31/12 - 11/15/17 valued at $25,500,027); proceeds $25,000,007	0.010%	04/01/2010	25,000,000	25,000,000
Agreement with HSBC and JP Morgan Chase & Co., dated 03/31/10 (collateralized by a U.S. Treasury Bond, 7.875% due 02/15/21 valued at 25,500,494); proceeds $25,000,000	0.000%	04/01/2010	25,000,000	25,000,000
Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co., dated 03/31/10 (collateralized by U.S. Treasury Bonds, 4.250% - 8.750% due 08/15/20 - 02/15/40 and U. S. Treasury Notes, 3.875% - 5.000% valued at $76,503,051); proceeds $75,000,000	0.000%	04/01/2010	75,000,000	75,000,000
Agreement with Morgan Stanley & Co., Inc. and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by a U.S. Treasury Strips, 0.000% due 11/15/19 valued at $25,500,001); proceeds $25,000,000	0.000%	04/01/2010	25,000,000	25,000,000

TOTAL REPURCHASE AGREEMENTS				276,373,000

TOTAL INVESTMENTS(a) (b) † — 100.0%				771,324,515

Liabilities in Excess of Assets — 0.00%				(91,232)

NET ASSETS — 100.0%				$771,233,283

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by Provisions Surrounding Fair Value Measurements and Disclosures.

(b)	Also represents the cost for federal tax purposes.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS — (continued)
March 31, 2010 (Unaudited)

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2010, in valuing the Portfolio’s assets carried at fair value:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments

Level 1 - Quoted Prices	$—	$—

Level 2 - Other Significant Observable Inputs	771,324,515	—

Level 3 - Significant Unobservable Inputs	—	—

Total	$771,324,515	$—

The level of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
State Street Institutional Investment Trust

By:	/s/ James E. Ross James E. Ross
President (Principal Executive Officer)

Date:	May 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President (Principal Executive Officer)

Date:	May 21, 2010

By:	/s/ Gary L. French Gary L. French
Treasurer (Principal Financial Officer)

Date:	May 21, 2010